Income Tax (Details) - Schedule of current and deferred tax (Parentheticals)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Current And Deferred Tax [Abstract]
Income tax rate	25.17%	25.17%